ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative1) (USD $)	1 Months Ended	120 Months Ended
	Jan. 31, 2012	Jan. 26, 2022	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 07, 2012	Nov. 14, 2012	Aug. 02, 2012	Jun. 11, 2012	Jan. 26, 2012	Dec. 31, 2011	Dec. 07, 2011	Dec. 06, 2011	Nov. 25, 2011
Accounting Policies [Abstract]
Increased number of authorized capital common stock			200,000,000	200,000,000	200,000,000	200,000,000					200,000,000	200,000,000	75,000,000
Authorized capital, common stock par value per share			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized			50,000,000	50,000,000	50,000,000	50,000,000					50,000,000	50,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001
Reserved shares of common stock for issuance under agreement								10,000,000
Capital stock exchanged for common stock						10,000,000				10,000,000
Ten-year warrants to purchase shares of common stock	$ 6,000,000	$ 6,000,000
Ten-year warrant issued, exercise price per share		$ 0.50
Number of shares cancelled									9,806,667
Number of warrants cancelled									4,800,000
Amount paid to Amicor shareholders upon execution of agreement									132,000
Transferred membership interests into common stock							9,250,000
Cash payment to Sampo, pursuant to agreement							$ 500,000
Common stock issued to CEO and Chairman							4,000,000
Common stock issued to CFO and Secretary							500,000